NON-CONTROLLING INTERESTS (Schedule of Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Balance, Begnning	$ 70,290	$ 65,735
Share of net income (loss)	14,133	10,929
Share of other comprehensive (loss) income	5,220	(3,115)
Acquisition of La Yesca (Note 3)	9,250
Contributions	2,500
Distributions	(3,239)	(3,259)
Balance, Ending	98,154	70,290
Henan Found [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	63,331	58,262
Share of net income (loss)	13,210	10,440
Share of other comprehensive (loss) income	4,623	(2,768)
Acquisition of La Yesca (Note 3)
Contributions
Distributions	(2,600)	(2,603)
Balance, Ending	78,564	63,331
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	4,702	4,903
Share of net income (loss)	639	664
Share of other comprehensive (loss) income	480	(209)
Acquisition of La Yesca (Note 3)
Contributions
Distributions	(639)	(656)
Balance, Ending	5,182	4,702
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	2,723	3,017
Share of net income (loss)	219	(221)
Share of other comprehensive (loss) income	90	(73)
Acquisition of La Yesca (Note 3)
Contributions
Distributions
Balance, Ending	3,032	2,723
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	(466)	(447)
Share of net income (loss)	88	46
Share of other comprehensive (loss) income	27	(65)
Acquisition of La Yesca (Note 3)
Contributions
Distributions
Balance, Ending	(351)	(466)
New Infini [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning
Share of net income (loss)	(23)
Share of other comprehensive (loss) income
Acquisition of La Yesca (Note 3)	9,250
Contributions	2,500
Distributions
Balance, Ending	$ 11,727